Prepayments, accrued income and other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepayments, accrued income and other assets
Prepayments	£ 392	£ 350
Accrued income	378	412
Interests in associates	1,410	1,509
Pension schemes in net surplus (refer to Note 4)	392	276
Tax recoverable	27	71
Other assets	1,127	1,082
Total	3,726	3,700
Alawwal Bank
Prepayments, accrued income and other assets
Interests in associates	1,052	1,083
Business Growth Fund
Prepayments, accrued income and other assets
Interests in associates	£ 316	£ 256